Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Industrials Portfolio
May 31, 2023
CYC-NPRT1-0723
1.802164.119
Common Stocks - 99.7%
	Shares	Value ($)
Aerospace & Defense - 18.7%
Aerospace & Defense - 18.7%
HEICO Corp.	54,300	8,393,694
HEICO Corp. Class A	35,300	4,301,305
Hexcel Corp.	24,100	1,662,659
Howmet Aerospace, Inc.	303,100	12,957,525
The Boeing Co. (a)	126,760	26,074,532
TransDigm Group, Inc.	32,637	25,249,615
		78,639,330
Air Freight & Logistics - 9.8%
Air Freight & Logistics - 9.8%
C.H. Robinson Worldwide, Inc. (b)	85,900	8,120,986
FedEx Corp.	108,800	23,716,224
United Parcel Service, Inc. Class B	57,000	9,519,000
		41,356,210
Commercial Services & Supplies - 0.0%
Environmental & Facilities Services - 0.0%
Tetra Tech, Inc.	800	109,976
Construction & Engineering - 2.3%
Construction & Engineering - 2.3%
Willscot Mobile Mini Holdings (a)	225,400	9,710,232
Electrical Equipment - 7.9%
Electrical Components & Equipment - 7.9%
Acuity Brands, Inc.	7,000	1,054,830
AMETEK, Inc.	168,820	24,490,717
nVent Electric PLC	169,752	7,363,842
Regal Rexnord Corp.	3,770	489,685
		33,399,074
Ground Transportation - 29.5%
Cargo Ground Transportation - 26.6%
ArcBest Corp. (b)	128,400	10,757,352
J.B. Hunt Transport Services, Inc.	11,252	1,878,746
Knight-Swift Transportation Holdings, Inc. Class A	361,100	19,856,889
Old Dominion Freight Lines, Inc.	64,823	20,123,652
Saia, Inc. (a)	108,100	30,717,696
Werner Enterprises, Inc. (b)	425,800	18,701,136
XPO, Inc. (a)	207,600	9,742,668
		111,778,139
Passenger Ground Transportation - 2.9%
Uber Technologies, Inc. (a)	320,000	12,137,600
TOTAL GROUND TRANSPORTATION		123,915,739
Industrial Conglomerates - 8.1%
Industrial Conglomerates - 8.1%
General Electric Co.	188,200	19,107,946
Honeywell International, Inc.	77,598	14,867,777
		33,975,723
Machinery - 20.7%
Industrial Machinery & Supplies & Components - 20.7%
Crane Co.	29,511	2,144,269
Flowserve Corp.	52,200	1,699,110
Fortive Corp.	510,600	33,245,167
Ingersoll Rand, Inc.	193,900	10,986,374
Middleby Corp. (a)	85,000	11,220,000
Mueller Water Products, Inc. Class A	59,000	808,300
Parker Hannifin Corp.	3,600	1,153,584
Pentair PLC	343,900	19,076,133
RBC Bearings, Inc. (a)	34,000	6,741,860
		87,074,797
Software - 2.7%
Application Software - 2.7%
Roper Technologies, Inc.	25,200	11,446,344
TOTAL COMMON STOCKS (Cost $381,669,987)		419,627,425

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (c)	1,380,279	1,380,555
Fidelity Securities Lending Cash Central Fund 5.14% (c)(d)	4,505,399	4,505,850
TOTAL MONEY MARKET FUNDS (Cost $5,886,405)		5,886,405

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $387,556,392)	425,513,830
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(4,747,266)
NET ASSETS - 100.0%	420,766,564

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	-	44,476,960	43,096,405	56,895	-	-	1,380,555	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	4,537,200	16,643,231	16,674,581	837	-	-	4,505,850	0.0%
Total	4,537,200	61,120,191	59,770,986	57,732	-	-	5,886,405

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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